Provisions (Tables)	12 Months Ended
Jun. 30, 2023
Provisions
Schedule of provisions
	Legal claims	Investments in associates and joint ventures (ii)	Total
As of 06.30.21	897	26	923
Additions (i)	735	-	735
Share of profit of associates	-	(9)	(9)
Recovery (i)	(170)	-	(170)
Used during the year	(209)	-	(209)
Inflation adjustment	(420)	-	(420)
As of 06.30.22	833	17	850
Additions (i)	7,676	-	7,676
Share of profit of associates	-	(16)	(16)
Recovery (i)	(224)	-	(224)
Used during the year	(67)	-	(67)
Inflation adjustment	(1,456)	-	(1,456)
As of 06.30.23	6,762	1	6,763
	06.30.2023	06.30.2022
Non-Current	5,919	423
Current	844	427
Total	6,763	850